Capital Structure (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 23, 2023	Jul. 26, 2022	Apr. 20, 2022	Jul. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					100,000,000		100,000,000	100,000,000
Common stock, par value					$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized					100,000		100,000	100,000
Preferred stock, par value					$ 0.001		$ 0.001	$ 0.001
Common Stock, shares issued					26,654,675		22,388,888	24,046,001			8,500
Common Stock, shares outstanding					26,654,675		22,388,888	24,046,001
Preferred stock, shares issued					0		0	0
Preferred stock, shares outstanding					0		0	0
Accrued interest					$ 149,918		$ 110,905		$ 35,496	$ 32,856
Stock Issued During Period, Value, Purchase of Assets								$ 525,000
[custom:IntellectualProperty-0]							0	375,000
Proceeds from issuance of offering				$ 28,318,314	3,450,675			28,318,314
Options to purchase of warrants				442,650
Convertible promissory notes, face value							$ 2,000,000			$ 525,000
Common Stock issued in Public Offering					$ 3,450,675			28,318,314
Capital structure, description		the Company submitted a final compliance plan to Nasdaq consisting of the following corrective actions: (1) on July 20, 2022, the Company’s four executive officers (Messrs. John, Miller, and McKinnon and Dr. Wilson), all of whom are on the Company’s Board of Directors except for Mr. McKinnon, each cancelled 2,750 options issued to them in August 2021 pursuant to an Incentive Stock Option Forfeiture Agreement. The cancellation of the 11,000 options in total enabled the issuance of 11,000 shares to a non-executive employee that took place in 2021 to be reallocated to be accounted for as if it was originally issued under the 2020 Equity Incentive Plan. The Company’s Board of Directors passed a resolution on July 25, 2022, making the corresponding change to the Company’s books and records with regard to the 11,000 shares; and (2) on July 26, 2022, the same four executive officers, returned, and the Company cancelled, a total of 56,496 shares of common stock issued to them in 2021 outside of a shareholder approved equity compensation plan.					the Company submitted a final compliance plan to Nasdaq consisting of the following corrective actions: (1) on July 20, 2022, the Company’s four executive officers (Messrs. John, Miller, and McKinnon and Dr. Wilson), all of whom are on the Company’s Board of Directors except for Mr. McKinnon, each cancelled 2,750 options issued to them in August 2021 pursuant to an Incentive Stock Option Forfeiture Agreement. The cancellation of the 11,000 options in total enabled the issuance of 11,000 shares to a non-executive employee that took place in 2021 to be reallocated to be accounted for as if it was originally issued under the 2020 Equity Incentive Plan. The Company’s Board of Directors passed a resolution on July 25, 2022, making the corresponding change to the Company’s books and records with regard to the 11,000 shares; and (2) on July 26, 2022, the same four executive officers, returned, and the Company cancelled, a total of 56,496 shares of common stock issued to them in 2021 outside of a shareholder approved equity compensation plan.
Convertible Debt								285,000
Common stock issued							$ 192,000	4,340,983
Stock payable							$ 477,000
Common Stock, shares issued					26,654,675		22,338,888
Common Stock, shares outstanding					26,654,675		22,338,888
Treasury shares purchased, values							$ 2,880,045
Value of shares issued for debt							277,500	560,496
Stock payable					$ 477,000		$ 477,000	285,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock purchased				11,607,142
Warrant price per share				$ 2.79
Treasury Stock, Common [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Value, Purchase of Assets
Treasury shares purchased, shares							2,825,617
Treasury shares purchased, values							$ 2,880,045
Common Stock issued in Public Offering
Common stock issued
Treasury shares purchased, shares							2,825,617
Treasury shares purchased, values							$ 2,880,045
Value of shares issued for debt
Common Stock Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock issued in Public Offering
Value of shares issued for debt
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in connection with convertible promissory note, shares							250,000	186,832
Stock options exercised, shares								222,407
Number of shares issued for services							925,000
Common Stock issued for intellectual property, shares								125,175
Stock Issued During Period, Value, Purchase of Assets								$ 125
Common Stock issued in Public Offering, shares					4,315,787			11,066,258
Common Stock issued in Public Offering					$ 4,316			$ 11,066
Common stock issued								1,790
Treasury shares purchased, shares							(2,825,617)
Treasury shares purchased, values							$ 2,825
Value of shares issued for debt							$ 250	$ 187
Public Offering [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value				$ 0.001
Common Stock issued in Public Offering, shares				11,066,258
Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued for services							925,000	1,422,000
Employee benefits share based compensation							$ 1,054,125	$ 4,340,983
Common stock payable							$ 300,000
Consulting Agreement [Member] | Common Stock Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock to be issued for services					300,000		300,000
Twelve Consulting Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Employee Benefit Plan								367,496
Two License Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock issued for intellectual property, shares								125,175
Stock Issued During Period, Value, Purchase of Assets								$ 525,000
[custom:PaymentInCashToAcquireProperty]								150,000
[custom:IntellectualProperty-0]								675,000
Impairement of license agreements							$ 375,000	$ 300,000
Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock issued in Public Offering, shares			250,000
Common Stock issued in Public Offering			$ 277,500
RD Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value	$ 0.001
Common Stock issued in Public Offering, shares	4,315,787
Warrant price per share	$ 0.95
Gross proceeds	$ 4,100,000
Net proceeds issuance of warrant	$ 3,450,675
RD Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued price per share	$ 0.70
Director [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares								47,470
Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares								15,884
Whitley [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options exercised, shares								159,053
Convertible Promissory Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible Notes Payable								$ 525,000
Accrued interest								$ 35,496
Shares issued in connection with convertible promissory note, shares								186,832
One Convertible Promissory Notes [Member] | Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Research loan agreement			1,500,000
Convertible promissory notes, face value			1,500,000
Two Convertible Promissory Notes [Member] | Loan Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Research loan agreement			500,000
Convertible promissory notes, face value			$ 500,000
2022 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued in connection with convertible promissory note, shares			250,000				250,000
Common Stock issued in Public Offering, shares			250,000
Warrant price per share			$ 2.79
Convertible promissory notes, face value							$ 2,000,000
Common Stock issued in Public Offering			$ 277,500
Value of shares issued for debt			$ 277,500				$ 277,500